Other information - Schedule of Cash Flow, Supplemental Disclosures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest paid on debt	$ 64,123	$ 33,947	$ 11,881
Interest received	634	815	60
Undrawn credit facility fee paid	900	1,813	2,311
Non-cash transactions:
Dividend reinvestment	7,168	13,039	7,700
Other long-term liabilities for vessels under construction	84,787	108,374	107,214
Long-term debt for vessels under construction	71,400
Acquisition of the Manager excluding cash received	82,607
Settlement of debt on vessel transfer	52,104
Series A Preferred Shares [Member]
Non-cash transactions:
Dividends on Series A preferred shares	$ 34,195	$ 30,295	$ 26,918